Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2030 Fund	Sep. 08, 2023
Fidelity Freedom Index 2030 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(16.82%)
Past 5 years	3.99%
Past 10 years	6.60%
Fidelity Freedom Index 2030 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.43%)
Past 5 years	2.62%
Past 10 years	5.61%
Fidelity Freedom Index 2030 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.77%)
Past 5 years	2.87%
Past 10 years	5.10%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1905
Average Annual Return:
Past 1 year	(16.76%)
Past 5 years	4.14%
Past 10 years	7.21%